Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Cash (used in) provided by:
Net income from continuing operations for the year	$ 11,496,693		$ 3,624,323	[1]	$ 1,668,429
Net income from discontinued operations for the year (Note 5)	31,924,191		23,358,318	[1]
Net income	43,420,884		26,982,641	[1]	1,668,429
Adjustments for:
Gain on sale of Apicore (Note 5)	(55,254,236)			[1]
Current income tax (recovery) expense (Note 13)	(9,392,836)		504,586	[1]
Deferred income tax (recovery) expense (Note 13)	(1,513,868)		301,512	[1]	(379,000)
Impairment loss (reversal of impairment loss) (Note 9)	635,721			[1]	(788,305)
Revaluation of holdback receivable	(82,489)			[1]
Revaluation of long-term derivative (Note 4)			(20,560,440)	[1]	(33,080)
Gain on step acquisition (Note 4)			(4,895,573)	[1]
Loss on settlement of debt				[1]	60,595
Amortization of property, plant and equipment (Note 8)	1,173,019		189,008	[1]	31,544
Amortization of intangible assets (Note 9)	6,633,957		2,192,024	[1]	659,390
Share-based compensation (Note 12(c))	623,115		1,400,241	[1]	1,460,316
Write-down (write-up) of inventories (Note 7)	385,289		(108,817)	[1]	40,920
Finance expense, net (Note 10, 14)	837,461		3,416,678	[1]	4,123,452
Difference between fair value of other long-term liability and funding received				[1]	47,222
Unrealized foreign exchange loss	270,663		215,386	[1]	111,817
Change in the following:
Accounts receivable	(3,713,375)		(4,174,691)	[1]	(8,185,940)
Inventories	145,339		2,520,499	[1]	(1,230,619)
Prepaid expenses	76,724		1,706,109	[1]	(1,124,095)
Other Assets	33,130		(1,229)	[1]
Accounts payable and accrued liabilities	48,398,200		143,257	[1]	4,637,217
Deferred revenue	(621,455)		(382,727)	[1]
Other long-term liabilities	77,467		(102,828)	[1]
Interest paid (Note 14)	(7,485,956)		(1,223,664)	[1]	(314,300)
Income taxes paid	(894,327)			[1]
Royalties paid (Note 11)	(1,829,295)		(1,712,390)	[1]	(642,768)
Cash flows from operating activities	21,923,132		6,409,582	[1]	142,795
Investing activities:
Proceeds from Apicore Sale Transaction (Note 5)	89,719,599			[1]
Acquisition of Class C common shares of Apicore (Note 4)	(31,606,865)			[1]
Acquisition of Class E common shares of Apicore (Note 4)	(2,640,725)			[1]
Acquisition of Apicore, net of cash acquired			(41,711,546)	[1]
Acquisition of property, plant and equipment (Note 8)	(1,194,703)		(464,208)	[1]	(226,570)
Acquisition of intangible assets (Note 9)	(127,144)			[1]
Cash flows from (used in) investing activities	54,150,162		(42,175,754)	[1]	(226,570)
Financing activities:
Issuance of common shares, net of share issue costs				[1]	3,630,324
Proceeds from exercise of stock options (Note 12(c))	519,999		1,844,130	[1]	33,165
Proceeds from exercise of Apicore stock options (Note 12(c))	421,942			[1]
Proceeds from exercise of warrants (Note 12(d))	92,332		39,172	[1]	150,245
Issuance of long-term debt (Note 10)			56,781,184	[1]
Repayment of long-term debt (Note 10)	(75,180,908)		(1,666,666)	[1]	(694,444)
Repayment of note payable to Apicore (Note 5)	(18,507,400)			[1]
Increase in short-term borrowings	161,923		332,555	[1]
Decrease (increase) in cash held in escrow	12,809,072		(12,809,072)	[1]
Finance lease payments	(101,946)		(10,463)	[1]
Payment of due to vendor (Note 4)	(3,185,945)			[1]
Cash flows (used in) from financing activities	(82,970,931)		44,510,840	[1]	3,119,290
Foreign exchange (loss) gain on cash held in foreign currency	(108,060)		(47,083)	[1]	39,208
Increase (decrease) in cash	(7,005,697)		8,697,585	[1]	3,074,723
Cash and cash equivalents, beginning of period	12,266,177	[1]	3,568,592		493,869
Cash and cash equivalents, end of period	$ 5,260,480		$ 12,266,177	[1]	$ 3,568,592

[1]	Restated